UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 81.9%
AUSTRALIA 1.3%
BANK 0.6%
Australia and New Zealand Banking Group Ltd. (a)	107,361	$2,829,424

MATERIAL 0.7%
BHP Billiton Ltd. (a)	81,287	3,213,392
TOTAL AUSTRALIA		6,042,816
CANADA 1.2%
DIVERSIFIED FINANCIAL SERVICE 0.6%
IGM Financial (a)	52,611	2,782,223

ENERGY— OIL & GAS 0.6%
Petro-Canada (a)	52,715	3,024,627
TOTAL CANADA		5,806,850

FINLAND 1.8%
TELECOMMUNICATION SERVICES 0.7%
Nokia Oyj	90,600	3,444,233

UTILITY— ELECTRIC— INTEGRATED 1.1%
Fortum Oyj	133,800	4,910,988
TOTAL FINLAND		8,355,221

FRANCE 3.9%
BANK 0.3%
BNP Paribas	11,900	1,302,186

ENERGY— OIL & GAS 1.0%
Total SA	55,181	4,486,638

REAL ESTATE— DIVERSIFIED 1.0%
Unibail-Rodamco	19,021	4,895,428

UTILITY— ELECTRIC— INTEGRATED 1.6%
Electricite de France	71,744	7,585,792
TOTAL FRANCE		18,270,044

	Number of Shares	Value

GERMANY 2.6%
INDUSTRIAL 0.7%
Siemens AG (a)	21,900	$3,011,033

INSURANCE 0.3%
Allianz SE (a)	6,100	1,425,215

UTILITY— ELECTRIC— INTEGRATED 1.6%
E.ON AG (ADR)(a)	122,647	7,526,846
TOTAL GERMANY		11,963,094

HONG KONG 3.8%
ENERGY— OIL & GAS 0.6%
CNOOC Ltd.	1,694,000	2,850,263

FINANCE 0.5%
Hong Kong Exchanges and Clearing Ltd.	76,500	2,342,083

REAL ESTATE 2.3%
DIVERSIFIED 1.4%
Hysan Development Company Ltd.	1,447,000	4,011,249
Wharf Holdings Ltd.	510,000	2,512,655
		6,523,904
OFFICE 0.9%
Hongkong Land Holdings Ltd. (USD)(a)	974,000	4,402,480
TOTAL REAL ESTATE		10,926,384

TELECOMMUNICATION SERVICES 0.4%
China Mobile Ltd.	112,000	1,832,605
TOTAL HONG KONG		17,951,335

ISRAEL 0.6%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd. (ADR)(a)	60,084	2,671,936

ITALY 0.9%
BANK 0.6%
UniCredito Italiano S.p.A.	331,200	2,833,647

	Number of Shares	Value

UTILITY— ELECTRIC— INTEGRATED 0.3%
Eni S.p.A.	37,100	$1,374,942
TOTAL ITALY		4,208,589

JAPAN 7.0%
APPAREL 0.2%
Fast Retailing Co., Ltd.	15,000	865,799
Nisshinbo Industries	17,000	236,356
		1,102,155
AUTOMOTIVE 0.5%
Toyota Motor Corp.	38,300	2,260,689

BANK 0.0%
Sumitomo Trust and Banking Co., Ltd.	25,000	189,135

ENERGY— OIL & GAS REFINING & MARKETING 0.1%
Showa Shell Sekiyu KK	21,000	270,030

FINANCE 0.1%
Daiwa Securities Group	32,000	304,775

FOOD 0.4%
House Foods Corp.	38,000	663,300
Kikkoman Corp.	69,000	1,041,623
		1,704,923
HEALTH CARE 0.3%
Astellas Pharma	24,000	1,151,265
Eisai Co., Ltd.	9,000	425,456
		1,576,721
INDUSTRIAL 1.3%
Chiyoda Corp.	28,000	504,592
Fanuc Ltd.	28,500	2,905,454
Secom Co., Ltd.	51,500	2,479,389
		5,889,435
INSURANCE 0.3%
Sompo Japan Insurance	108,000	1,239,229

	Number of Shares	Value

MATERIALS 0.5%
Mitsubishi Materials Corp.	76,000	$472,416
Shin-Etsu Chemical Co., Ltd.	22,000	1,520,742
Sumitomo Metal Mining Co., Ltd.	14,000	340,051
		2,333,209
REAL ESTATE 1.7%
DIVERSIFIED 1.1%
Mitsubishi Estate Co., Ltd.	170,000	4,869,194

OFFICE 0.6%
DA Office Investment Corp.	456	2,993,288
TOTAL REAL ESTATE		7,862,482

TECHNOLOGY 1.4%
Canon	35,000	1,910,504
CSK Holdings Corp.	26,000	1,016,323
Kyocera Corp.	8,000	750,098
NTT Data Corp.	229	1,020,746
Sony Corp.	17,000	824,359
TDK Corp.	10,000	877,552
Tokyo Electron Ltd.	5,600	354,921
		6,754,503
TELECOMMUNICATION SERVICES 0.2%
KDDI Corp.	155	1,149,697
TOTAL JAPAN		32,636,983

MEXICO 1.2%
RETAIL 0.6%
Wal-Mart de Mexico SA de CV	731,700	2,682,646

TELECOMMUNICATION SERVICES 0.6%
America Movil SAB de CV	873,600	2,795,545
TOTAL MEXICO		5,478,191

NETHERLANDS 0.3%
BANK
ABN AMRO Holding NV	27,000	1,422,599

	Number of Shares	Value

SPAIN 1.6%
BANK 0.9%
Banco Santander Central Hispano SA (a)	228,800	$4,446,887

TELECOMMUNICATION SERVICES 0.7%
Telefonica SA	110,100	3,081,852
TOTAL SPAIN		7,528,739

SWEDEN 0.7%
RETAIL
Hennes & Mauritz AB	49,279	3,123,861

SWITZERLAND 2.2%
FINANCE 0.6%
UBS AG (a)	52,163	2,804,727

FOOD 1.0%
Nestle SA (a)	10,162	4,564,935

HEALTH CARE 0.6%
Novartis AG (a)	51,800	2,858,622
TOTAL SWITZERLAND		10,228,284

UNITED KINGDOM 9.1%
BANK 1.8%
Barclays PLC	219,300	2,671,933
HSBC Holdings PLC	308,700	5,712,819
		8,384,752
ELECTRIC UTILITIES 1.9%
Scottish and Southern Energy PLC	291,833	9,022,026

ENERGY— INTEGRATED OIL & GAS 0.9%
Royal Dutch Shell PLC	104,524	4,313,474

HEALTH CARE 0.9%
GlaxoSmithKline PLC	151,100	4,009,680

MATERIAL 0.7%
Rio Tinto PLC	37,900	3,278,532

	Number of Shares	Value

REAL ESTATE 1.9%
DIVERSIFIED 0.9%
British Land Co., PLC	174,859	$4,192,961

OFFICE 1.0%
Derwent London PLC	129,865	4,453,192
TOTAL REAL ESTATE		8,646,153

TELECOMMUNICATION SERVICES 1.0%
Vodafone Group PLC	1,287,000	4,647,597
TOTAL UNITED KINGDOM		42,302,214

UNITED STATES 43.7%
BASIC MATERIALS 0.6%
Alcoa(a)	75,958	2,971,477

CONSUMER— CYCLICAL 1.2%
APPAREL 0.6%
Nike(a)	49,737	2,917,572

RETAIL 0.6%
Nordstrom(a)	59,240	2,777,764
TOTAL CONSUMER — CYCLICAL		5,695,336

CONSUMER — NON-CYCLICAL 10.2%
AGRICULTURE 1.9%
Altria Group(a)	38,533	2,679,200
Archer-Daniels-Midland Co.(a)	83,379	2,758,177
Monsanto Co.(a)	39,734	3,406,793
		8,844,170
BEVERAGE 0.6%
PepsiCo(a)	38,510	2,821,243

COSMETICS/PERSONAL CARE 1.3%
Procter & Gamble Co.(a)	84,276	5,927,974

FOOD 0.6%
Kraft Foods(a)	84,373	2,911,712

HEALTHCARE PRODUCTS 1.8%
Johnson & Johnson(a)	67,036	4,404,265

	Number of Shares	Value

Medtronic(a)	75,825	$4,277,288
		8,681,553
PHARMACEUTICAL 2.4%
Abbott Laboratories(a)	106,663	5,719,270
Merck & Co.(a)	55,829	2,885,801
Pfizer(a)	106,584	2,603,847
		11,208,918
RESTAURANT 1.6%
McDonald’s Corp.(a)	56,039	3,052,445
Yum! Brands (a)	126,393	4,275,875
		7,328,320
TOTAL CONSUMER— NON-CYCLICAL		47,723,890

ENERGY 4.3%
OIL & GAS 3.7%
Chevron Corp.(a)	29,430	2,754,059
ConocoPhillips(a)	32,070	2,814,784
Devon Energy Corp.(a)	33,673	2,801,594
Exxon Mobil Corp.(a)	63,347	5,863,398
GlobalSantaFe Corp.(a)	38,220	2,905,485
		17,139,320
OIL & GAS SERVICES 0.6%
Schlumberger Ltd.(a)	27,198	2,855,790
TOTAL ENERGY		19,995,110

FINANCIAL 7.6%
BANK 2.3%
Bank of America Corp.(a)	108,999	5,479,380
Wells Fargo & Co. (a)	152,987	5,449,397
		10,928,777
DIVERSIFIED FINANCIAL SERVICE 2.5%
Citigroup(a)	59,838	2,792,640
Federal Home Loan Mortgage Corp.(a)	43,340	2,557,493

	Number of Shares	Value

Goldman Sachs Group(a)	15,500	$3,359,470
JPMorgan Chase & Co.(a)	62,194	2,849,729
		11,559,332
INSURANCE 2.8%
Aflac(a)	102,349	5,837,987
American International Group(a)	42,037	2,843,803
HCC Insurance Holdings(a)	149,381	4,278,272
		12,960,062
TOTAL FINANCIAL		35,448,171

INDUSTRIAL 6.2%
AEROSPACE & DEFENSE 2.6%
Boeing Co.(a)	57,443	6,030,940
General Dynamics Corp.(a)	35,319	2,983,396
United Technologies Corp.(a)	37,473	3,015,827
		12,030,163
COMPUTERS 1.7%
Hewlett-Packard Co.(a)	81,974	4,081,486
International Business Machines Corp.(a)	35,033	4,126,887
		8,208,373
DIVERSIFIED MANUFACTURING 1.3%
General Electric Co.(a)	142,330	5,892,462

TRANSPORTATION 0.6%
United Parcel Service(a)	36,560	2,745,656
TOTAL INDUSTRIAL		28,876,654

MEDIA 0.8%
Time Warner(a)	217,089	3,985,754

REAL ESTATE 3.1%
SELF STORAGE 1.0%
Public Storage(a)	61,286	4,820,144

	Number of Shares	Value

SHOPPING CENTER 2.1%
COMMUNITY CENTER 1.0%
Federal Realty Investment Trust(a)	53,858	$4,771,819

REGIONAL MALL 1.1%
Macerich Co.(a)	55,845	4,890,905
TOTAL SHOPPING CENTER		9,662,724
TOTAL REAL ESTATE		14,482,868

TECHNOLOGY 3.7%
COMPUTERS 0.1%
Seagate Technology(a)	26,200	670,196

SEMICONDUCTORS 2.3%
Intel Corp.(a)	214,501	5,546,996
Microchip Technology(a)	143,048	5,195,503
		10,742,499
SOFTWARE 1.3%
Microsoft Corp.(a)	193,115	5,689,168
TOTAL TECHNOLOGY		17,101,863

TELECOMMUNICATION SERVICES 2.2%
AT&T(a)	104,277	4,411,960
Corning (a)	113,400	2,795,310
Verizon Communications (a)	65,686	2,908,576
		10,115,846
UTILITIES 3.8%
ELECTRIC UTILITIES 1.8%
Energy Transfer Partners LP(a)	55,400	2,706,290
Exelon Corp.(a)	30,105	2,268,713
FirstEnergy Corp.(a)	51,415	3,256,626
		8,231,629
MULTI UTILITIES 1.5%
Ameren Corp.(a)	87,483	4,592,857

	Number of Shares	Value

Sempra Energy(a)	40,000	$2,324,800
		6,917,657
PIPELINES 0.5%
Enterprise Products Partners LP(a)	79,200	2,395,800
TOTAL UTILITIES		17,545,086
TOTAL UNITED STATES		203,942,055
TOTAL COMMON STOCK (Identified cost— $358,445,142)		381,932,811

CLOSED-END FUNDS 8.8%
CONVERTIBLE 0.9%
Advent Claymore Global Convertible Securities & Income Fund(a)	39,000	639,990
Calamos Convertible and High Income Fund(a)	196,612	3,016,028
Nicholas-Applegate Equity & Convertible Income Fund(a)	29,650	690,252
		4,346,270
COVERED CALL 2.3%
Dow 30 Enhanced Premium and Income Fund(a)	216,172	3,841,376
ING Risk Managed Natural Resources Fund(a)	201,131	3,714,890
Nasdaq Premium Income & Growth Fund(a)	162,500	3,053,375
		10,609,641
EQUITY DIVIDEND 1.6%
Alpine Total Dynamic Dividend Fund(a)	198,000	3,890,700
Evergreen Global Dividend Opportunity Fund(a)	204,000	3,723,000
		7,613,700
HIGH YIELD 0.4%
PIMCO Corporate Opportunity Fund(a)	106,420	1,585,658
Pioneer High Income Trust(a)	3,190	53,401
		1,639,059
PREFERRED 0.2%
BlackRock Preferred and Equity Advantage Trust(a)	50,500	953,945

	Number of Shares	Value

SENIOR LOAN 1.7%
Clough Global Opportunities Fund(a)	228,385	$4,005,873
Highland Credit Strategies Fund(a)	215,088	3,936,110
		7,941,983
TAX ADVANTAGED DIVIDEND 1.7%
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	224,088	3,973,080
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	219,164	3,749,896
		7,722,976
TOTAL CLOSED-END FUNDS (Identified cost—$41,338,001)		40,827,574

PREFERRED SECURITIES—$25 PAR VALUE 2.8%
BERMUDA 0.7%
INSURANCE
PROPERTY CASUALTY 0.3%
Arch Capital Group Ltd., 8.00%(a)	31,800	812,490
Arch Capital Group Ltd., 7.875%, Series B (a)	20,000	501,000
		1,313,490
REINSURANCE 0.4%
Axis Capital Holdings Ltd., 7.25%, Series A (a)	36,400	868,140
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)(a)	10,000	1,004,333
		1,872,473
TOTAL BERMUDA		3,185,963

NETHERLANDS 0.7%
INSURANCE—MULTI-LINE
ING Groep N.V., 7.05% (a)	53,120	1,284,442
ING Groep N.V., 7.375% (b)	79,400	1,969,120
		3,253,562

	Number of Shares	Value

UNITED STATES 1.4%
REAL ESTATE 1.1%
DIVERSIFIED 0.2%
iStar Financial, 7.80%, Series F(a)	20,000	$455,600
iStar Financial, 7.50%, Series I(a)	20,000	438,400
		894,000
HOTEL 0.6%
Ashford Hospitality Trust, 8.45%, Series D(a)	97,853	2,279,975
Hospitality Properties Trust, 7.00%, Series C(a)	25,000	543,750
		2,823,725
RESIDENTIAL— APARTMENT 0.3%
Apartment Investment & Management Co., 7.75%, Series U(a)	60,000	1,479,000
TOTAL REAL ESTATE		5,196,725

TELECOMMUNICATION SERVICES 0.3%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(a)	55,019	1,297,898
TOTAL UNITED STATES		6,494,623
TOTAL PREFERRED SECURITIES— $25 PAR VALUE (Identified cost— $12,978,018)		12,934,148

PREFERRED SECURITIES— CAPITAL SECURITIES 5.2%
BERMUDA 0.2%
INSURANCE— MULTI-LINE
Catlin Insurance Co., 7.249%, 144A(c)	1,000,000	944,770

FRANCE 0.4%
BANK
BNP Paribas, 7.195%, due 6/29/49, 144A(c)	2,000,000	1,995,302

UNITED KINGDOM 1.6%
BANK 0.3%
Standard Chartered PLC, 7.014%, 144A(c)	1,500,000	1,428,249

DIVERSIFIED FINANCIAL SERVICE 0.7%
Old Mutual Capital Funding, 8.00%, due 5/29/49 (Eurobond)	3,000,000	3,052,200

	Number of Shares	Value

FINANCE—INVESTMENT MANAGEMENT 0.6%
Aberdeen Asset Management, 7.90%, due 12/31/49	3,000,000	$2,898,750
TOTAL UNITED KINGDOM		7,379,199

UNITED STATES 3.0%
FINANCE 0.5%
CREDIT CARD 0.3%
Capital One Capital III, 7.686%, due 8/15/36	1,500,000	1,478,046

DIVERSIFIED FINANCIAL SERVICE 0.2%
Webster Capital Trust IV, 7.65%, due 6/15/37	1,000,000	1,002,266
TOTAL FINANCE		2,480,312

INSURANCE—LIFE/HEALTH INSURANCE 1.0%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c)	5,000,000	4,879,785

OIL—EXPLORATION AND PRODUCTION 0.7%
Pemex Project Funding Master Trust, 7.75%	3,000,000	3,056,250

PIPELINES 0.8%
Enterprise Products Operating LP, 8.375%, due 8/1/66	3,500,000	3,602,718
TOTAL UNITED STATES		14,019,065
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$23,811,936)		24,338,336

	Principal Amount

CORPORATE BONDS 1.9%
UNITED KINGDOM 0.2%
BANK
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/49	$1,000,000	1,039,100

UNITED STATES 1.7%
TELECOMMUNICATION SERVICES 1.5%
Citizens Communications Co., 9.00%, due 8/15/31	5,000,000	5,100,000
Embarq Corp., 7.995%, due 6/1/36	1,500,000	1,602,906
		6,702,906

		Principal Amount	Value

UTILITY 0.2%
Enbridge Energy Partners LP, due 10/1/37		$1,000,000	$1,018,287
TOTAL UNITED STATES			7,721,193
TOTAL CORPORATE BONDS (Identified cost—$8,230,522)			8,760,293

COMMERCIAL PAPER 0.1%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$691,000)		691,000	691,000

TOTAL INVESTMENTS (Identified cost—$445,494,619)	100.7%		469,484,162

WRITTEN CALL OPTIONS	(0.7)%		(3,259,425)

LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%		(231,854)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $20.01 per share based on 23,289,550 shares of common stock outstanding)	100.0%		$465,992,883

Written Call Options		Number of Contracts	Value

GERMANY
Euro Stoxx 50 Index, Strike Price 3,868.30, 10/19/07	EUR	2,787	$147,678
Euro Stoxx 50 Index, Strike Price 3,837.09, 10/19/07	EUR	2,233	167,868
Euro Stoxx 50 Index, Strike Price 3,837.44, 10/19/07	EUR	2,421	184,904
Euro Stoxx 50 Index, Strike Price 3,848.15, 10/19/07	EUR	2,786	190,230
TOTAL GERMANY			690,680

JAPAN
Nikkei 225 Index, Strike Price 16,696.00, 10/19/07	JPY	56,293	180,643
Nikkei 225 Index, Strike Price 16,488.25, 10/19/07	JPY	67,000	292,102
TOTAL JAPAN			472,745

UNITED STATES
S&P 500 Index, Strike Price 1,535.00, 10/20/07	USD	1,048	2,096,000
TOTAL WRITTEN OPTIONS (Premiums Received—$3,869,640)			$3,259,425

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.
(a)	A portion or all of the security has been segregated in connection with written option contracts; $32,944,852 has been pledged to brokers and $236,060,402 has been segregated by the custodian.
(b)	Fair valued security. Aggregate holdings equal 0.4% of net assets.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.0% of net assets.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Subsequent Event:  On October 19, 2007, the fund issued 3,600 auction market preferred shares, Series W7 (par value $0.001). Proceeds paid to the fund amounted to $88,850,000 after the deduction of underwriting commissions and offering expenses of $1,150,000. This issue has received a “AAA/Aaa” rating from Standard and Poor’s and Moody’s.

Note 3. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$445,494,619

Gross unrealized appreciation	$26,719,607
Gross unrealized depreciation	(2,730,064)
Net unrealized appreciation	$23,989,543

Note 4. Written Option Transactions

Transactions in options written during the period July 27, 2007 (commencement of operations)

through September 30, 2007 were as follows:

	Number of
	Contracts	Premium

Options outstanding at July 27, 2007	—	$—

Options written	256,318	9,432,264
Options expired	(523)	(55,965)
Options exercised	—	—
Options terminated in closing transactions	(121,227)	(5,506,659)

Options outstanding at September 30, 2007	134,568	$3,869,640

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: November 29, 2007